UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, LLC

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022

13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900

Signature, Place and Date of Signing:


/s/ John A. Rogers               New York, N.Y.             February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                           NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total:    $452,598
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.                  28-XXXXX            Stadia Capital Limited

2.                  28-XXXXX            Stadia Capital Partners QP, LP

3.                  28-XXXXX            Stadia Capital Associates, LLC

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2003

               COLUMN 1                    COLUMN 2    COLUMN 3                COLUMN 4    COLUMN 5   COL 6  COL 7      COLUMN 8

                                                                                                 SH/
                                                                                                 PRN         OTHER       VOTING
                                            TITLE                               VALUE    SHRS OR PUT/ INVSMT OTHER     AUTHORITY
            NAME OF ISSUER                 OF CLASS      CUSIP                 (x$1000)  PRN AMT CALL DSCRTN MNGRS  SOLE SHARED NONE
ALLSTATE CORPORATION COMMON STO          Common Stock  20002101      8604000    8604.00   200000      SHARED   1,2,3      X
AMER INTL GROUP INC CMN                  Common Stock  26874107     10604800   10604.80   160000      SHARED   1,2,3      X
AMERITRADE HLDG CORP CMN                 Common Stock  03074K100     4232700    4232.70   300000      SHARED   1,2,3      X
ASHFORD HOSPITALITY TRUST INC CMN        Common Stock  44103109      2582250    2582.25   275000      SHARED   1,2,3      X
ASPEN INSURANCE HOLDINGS LTD  CMN        Common Stock  G05384105     7443000    7443.00   300000      SHARED   1,2,3      X
BANK OF AMERICA CORP CMN                 Common Stock  60505104      8043000    8043.00   100000      SHARED   1,2,3      X
CABLEVISION SYSTEMS CORPCABLEVISIO       Common Stock  12686C109    10525500   10525.50   450000      SHARED   1,2,3      X
CHICOS FAS INC CMN                       Common Stock  168615102     7390000    7390.00   200000      SHARED   1,2,3      X
CIRCUIT CITY STORES, INC. CMN            Common Stock  172737108     3039000    3039.00   300000      SHARED   1,2,3      X
CIT GROUP INC CMN                        Common Stock  125581108     9886250    9886.25   275000      SHARED   1,2,3      X
COMERICA INC CMN                         Common Stock  200340107     7007500    7007.50   125000      SHARED   1,2,3      X
CSK AUTO CORP                            Common Stock  125965103     4692500    4692.50   250000      SHARED   1,2,3      X
DANA CORPORATION CMN                     Common Stock  235811106     5505000    5505.00   300000      SHARED   1,2,3      X
DOBSON COMMUNICATIONS CORP CMN CLASS     Common Stock  256069105     1642500    1642.50   250000      SHARED   1,2,3      X
DTE ENERGY COMPANY CMN                   Common Stock  233331107     6895000    6895.00   175000      SHARED   1,2,3      X
EXXON MOBIL CORPORATION CMN              Common Stock  30231G102     6150000    6150.00   150000      SHARED   1,2,3      X
FIFTH THIRD BANCORP CMN                  Common Stock  316773100    12411000   12411.00   210000      SHARED   1,2,3      X
FIRST REPUBLIC BANK                      Common Stock  336158100     4475000    4475.00   125000      SHARED   1,2,3      X
FIRSTENERGY CORP CMN                     Common Stock  337932107     1760000    1760.00    50000      SHARED   1,2,3      X
FOX ENTERTAINMENT GROUP INC. CMN CLASS   Common Stock  35138T107    10202500   10202.50   350000      SHARED   1,2,3      X
FRIEDMAN, BILLINGS, RAMSEY GROORD CMN C  Common Stock  358434108     6924000    6924.00   300000      SHARED   1,2,3      X
GOLD BANC CORPORATION INC                Common Stock  379907108     4358600    4358.60   310000      SHARED   1,2,3      X
GREENPOINT FINL CORP CMN                 Common Stock  395384100    16777000   16777.00   475000      SHARED   1,2,3      X
GTECH HOLDINGS CORPORATION CMN           Common Stock  400518106     6186250    6186.25   125000      SHARED   1,2,3      X
HALLIBURTON COMPANY CMN                  Common Stock  406216101     7150000    7150.00   275000      SHARED   1,2,3      X
HOME DEPOT INC CMN                       Common Stock  437076102    15970500   15970.50   450000      SHARED   1,2,3      X
INSIGHT COMMUNICATIONS INC CMN CLASS     Common Stock  45768V108  4665066.78    4665.07   451167      SHARED   1,2,3      X
INTL SPEEDWAY CORP-CL A CMN CLASS        Common Stock  460335201     1999800    1999.80    45000      SHARED   1,2,3      X
J. JILL GROUP INC                        Common Stock  466189107     9532500    9532.50   750000      SHARED   1,2,3      X
J.C. PENNEY CO INC (HLDNG CO) CMN        Common Stock  708160106    13140000   13140.00   500000      SHARED   1,2,3      X
JEFFERSON-PILOT CORP. CMN                Common Stock  475070108     6837750    6837.75   135000      SHARED   1,2,3      X
KINDER MORGAN INC KANS CMN               Common Stock  49455P101     5910000    5910.00   100000      SHARED   1,2,3      X
LA QUINTA CORP- PAIRED CTF REPR 1 COM    Common Stock  50419U202     2884500    2884.50   450000      SHARED   1,2,3      X
LAIDLAW INTERNATIONAL CMN                Common Stock  50730R102     5532000    5532.00   400000      SHARED   1,2,3      X
LEHMAN BROTHERS HOLDINGS INC CMN         Common Stock  524908100    11583000   11583.00   150000      SHARED   1,2,3      X
LIN TV CORP CMN CLASS                    Common Stock  532774106     1398902    1398.90    54200      SHARED   1,2,3      X
LINENS 'N THINGS INC CMN                 Common Stock  535679104     4512000    4512.00   150000      SHARED   1,2,3      X
LOEWS CORPORATION CMN                    Common Stock  540424207     2524000    2524.00   100000      SHARED   1,2,3      X
MANDALAY RESORT GROUP CMN                Common Stock  562567107     4472000    4472.00   100000      SHARED   1,2,3      X
MAX RE CAPITAL LTDCMN                    Common Stock  G6052F103     8343000    8343.00   370800      SHARED   1,2,3      X
MC DONALDS CORP CMN                      Common Stock  580135101    12415000   12415.00   500000      SHARED   1,2,3      X
MEDIACOM COMMUNICATIONS CORP COMMON STO  Common Stock  58446K105     3460000    3460.00   400000      SHARED   1,2,3      X
MI DEVELOPMENTS INC CMN                  Common Stock   2014140     11168000   11168.00   400000      SHARED   1,2,3      X
NAUTILUS GROUP, INC (THE) CMN            Common Stock  63910B102     4215000    4215.00   300000      SHARED   1,2,3      X
NEXSTAR BROADCASTING GRP, INC CMN        Common Stock  65336K103     6169500    6169.50   450000      SHARED   1,2,3      X
NIKE CLASS-B CMN CLASS                   Common Stock  654106103    10269000   10269.00   150000      SHARED   1,2,3      X
ONEOK INC CMN                            Common Stock  682680103     5520000    5520.00   250000      SHARED   1,2,3      X
P G & E CORPORATION CMN                  Common Stock  69331C108    16662000   16662.00   600000      SHARED   1,2,3      X
PACIFIC SUNWEAR OF CALIFORNIA INC        Common Stock  694873100     9495000    9495.00   450000      SHARED   1,2,3      X
PPL CORPORATION CMN                      Common Stock  69351T106     6562500    6562.50   150000      SHARED   1,2,3      X
PROSPERITY BANCSHARES INC                Common Stock  743606105     2603600    2603.60   115000      SHARED   1,2,3      X
PROVIDIAN FINANCIAL CORP CMN             Common Stock  74406A102    14550000   14550.00  1250000      SHARED   1,2,3      X
REEBOK INTERNATIONAL LTD CMN             Common Stock  758110100     5898000    5898.00   150000      SHARED   1,2,3      X
REGAL ENTERTAINMENT GROUP CMN CLASS      Common Stock  758766109     3078000    3078.00   150000      SHARED   1,2,3      X
SHUFFLE MASTER CMN                       Common Stock  825549108     6904000    6904.00   200000      SHARED   1,2,3      X
SIERRA PACIFIC RESOURCES (NEW)CMN        Common Stock  826428104     1468000    1468.00   200000      SHARED   1,2,3      X
SIRIUS SATELLITE RADIO INC CMN           Common Stock  82966U103     1896000    1896.00   600000      SHARED   1,2,3      X
SOVEREIGN BANCORP INC CMN                Common Stock  845905108     6531250    6531.25   275000      SHARED   1,2,3      X
STARWOOD HOTELS & RESORTS WORLDWIDE      Common Stock  85590A203     7194000    7194.00   200000      SHARED   1,2,3      X
TAKE TWO INTERACTIVE SOFTWARE INC        Common Stock  874054109     1441000    1441.00    50000      SHARED   1,2,3      X
TIME WARNER INC. CMN                     Common Stock  887317105     8995000    8995.00   500000      SHARED   1,2,3      X
UNITED ONLINE INC CMN                    Common Stock  911268100     1679000    1679.00   100000      SHARED   1,2,3      X
VIACOM INC CL-B COMMON CMN CLASS         Common Stock  925524308     8876000    8876.00   200000      SHARED   1,2,3      X
WILLIS GROUP HOLDINGS LTD CMN            Common Stock  G96655108    20442000   20442.00   600000      SHARED   1,2,3      X
XM SATELLITE RADIO HLDGS INC CMN CLASS   Common Stock  983759101     1314500    1314.50    50000      SHARED   1,2,3      X
TOTAL                                                                         452598.72

03537.0005 #463568